S000057735 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Morningstar Alternatives Fund | Institutional
Prospectus [Line Items]
Annual Return [Percent]	6.37%	6.86%	(2.69%)	4.21%	3.81%	5.82%